Derivative financial instruments - Commodity derivatives (Details) £ in Millions, number in Millions	12 Months Ended
	Mar. 31, 2021 GBP (£) MMBTU GWh	Mar. 31, 2020 GBP (£) MMBTU GWh
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 999	£ 1,342
Derivative liabilities	(899)	(1,334)
Total	100	8
Commodity contract derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	57	75
Derivative liabilities	(132)	(200)
Total	(75)	(125)
Commodity contract derivatives | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Derivative assets	29	31
Derivative liabilities	(75)	(126)
Total	(46)	(95)
Commodity contract derivatives | Over 12 months past due
Disclosure of detailed information about financial instruments [line items]
Derivative assets	28	44
Derivative liabilities	(57)	(74)
Total	(29)	(30)
Commodity contract derivatives | In 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets	7	8
Derivative liabilities	(24)	(35)
Total	(17)	(27)
Commodity contract derivatives | In 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets	7	9
Derivative liabilities	(16)	(24)
Total	(9)	(15)
Commodity contract derivatives | In 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets	7	8
Derivative liabilities	(7)	(12)
Total	0	(4)
Commodity contract derivatives | In 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets	6	7
Derivative liabilities	(5)	(1)
Total	1	6
Commodity contract derivatives | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets	1	12
Derivative liabilities	(5)	(2)
Total	(4)	10
Forward purchases of gas
Disclosure of detailed information about financial instruments [line items]
Derivative assets	44	64
Derivative liabilities	(94)	(108)
Total	£ (50)	£ (44)
Derivative non-monetary notional amount | MMBTU	36	102
Derivative term	5 years	4 years
Derivative contractual amount	104	128
Electricity capacity
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 2
Total	2
Electricity swaps
Disclosure of detailed information about financial instruments [line items]
Derivative assets	10	£ 4
Derivative liabilities	(33)	(83)
Total	£ (23)	£ (79)
Derivative non-monetary notional amount | GWh	12,321	12,836
Electricity options
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	£ (1)
Total	(1)
Gas swaps
Disclosure of detailed information about financial instruments [line items]
Derivative assets	1	£ 7
Derivative liabilities	(3)	(8)
Total	£ (2)	£ (1)
Derivative non-monetary notional amount | MMBTU	47	89
Gas options
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 0	£ 0
Derivative liabilities	(1)	(1)
Total	£ (1)	£ (1)
Derivative non-monetary notional amount | MMBTU	40	26